Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,392,500.00
Total Fee Amount	9,445.00
Total Offset Amount	0.00
Net Fee	$ 9,445.00
Offering Table N/A
Offset Table N/A	N/A